Note 4 - Loans and Related Allowance for Loan Losses (Details) - Primary Segments of the Loan Portfolio (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans:
Individually evaluated for impairment	$ 14,368	$ 18,965
Collectively evaluated for impairment	456,216	416,760
Total loans	470,584	435,725
Commercial and Industrial [Member]
Loans:
Individually evaluated for impairment	1,393	1,891
Collectively evaluated for impairment	59,351	52,607
Total loans	60,744	54,498
Real Estate Construction [Member]
Loans:
Individually evaluated for impairment	3,296	4,011
Collectively evaluated for impairment	27,000	21,590
Total loans	30,296	25,601
Residential Real Estate Mortgage [Member]
Loans:
Individually evaluated for impairment	5,183	5,882
Collectively evaluated for impairment	222,369	204,428
Total loans	227,552	210,310
Commercial Real Estate Mortgage [Member]
Loans:
Individually evaluated for impairment	4,490	7,175
Collectively evaluated for impairment	142,923	133,996
Total loans	147,413	141,171
Consumer Installment [Member]
Loans:
Individually evaluated for impairment	6	6
Collectively evaluated for impairment	4,573	4,139
Total loans	$ 4,579	$ 4,145